Offerings - Offering: 1	Sep. 25, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 58,831,792.64
Amount of Registration Fee	$ 9,007.15
Offering Note	1 The transaction value is calculated as the estimated aggregate maximum purchase price for Shares. The fee of $9,007.15 was paid in connection with the filing of the Schedule TO-I by Ares Core Infrastructure Fund (File No. 005-94849) on August 21, 2025 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.